Commitments and Contingencies (Details) - CM Life Sciences, Inc. - USD ($)		1 Months Ended	3 Months Ended	12 Months Ended
	Feb. 10, 2021	Sep. 04, 2020	Mar. 31, 2021	Dec. 31, 2020
Commitments and Contingencies (Details) [Line Items]
Common stock par value (in dollars per share)			$ 0.0001
Aggregate amount not to exceed			$ 343,000,000
Denominator for consideration payable formula (in dollars per share)			$ 10
Issuable shares of common shares outstanding at second anniversary			11.00%
Earn Out share price at second anniversary (in dollars per share)			$ 0.00
Sponsor
Commitments and Contingencies (Details) [Line Items]
Number of shares issued (in shares)	35,000,000
Aggregate purchase price	$ 350,000,000
Class A common stock
Commitments and Contingencies (Details) [Line Items]
Common stock par value (in dollars per share)			0.00001
Class B common stock
Commitments and Contingencies (Details) [Line Items]
Common stock par value (in dollars per share)			$ 0.00001
Over-allotment option
Commitments and Contingencies (Details) [Line Items]
Number of shares issued (in shares)		5,775,000
Sale of stock shares price (in dollars per share)		$ 10.00
Gross proceeds		$ 442,750,000
Forward Purchase Agreement | Class A common stock | Casdin and Corvex
Commitments and Contingencies (Details) [Line Items]
Number of shares issued (in shares)			15,000,000	15,000,000
Sale of stock shares price (in dollars per share)			$ 10.00	$ 10.00
Gross proceeds			$ 150,000,000	$ 150,000,000
Underwriting Agreement | Over-allotment option
Commitments and Contingencies (Details) [Line Items]
Deferred fee price per share			$ 0.35	$ 0.35
Aggregate underwriting commissions			$ 15,496,250	$ 15,496,250